Annual Total Returns (Bar Chart) (Invesco V.I. Balanced-Risk Allocation Fund, Series I shares, Invesco V.I. Balanced-Risk Allocation Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Balanced-Risk Allocation Fund | Series I shares, Invesco V.I. Balanced-Risk Allocation Fund
Annual Total Returns
'10	9.56%